UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007
Item 1: Report(s) to Shareholders.

Money Market
Schwab Money Market Portfoliotm

Money Market Annual report for the period ended December 31, 2007

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds , the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com /schwabfunds or the SEC’s website at www.sec.gov.

The Investment Environment

Karen Wiggan, managing director and portfolio manager, is responsible for the overall management of the portfolio.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

Schwab Money Market Portfolio 1

The Investment Environment continued

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

The Schwab Money Market Portfolio maintained a slightly longer weighted average maturity throughout the year, a stance that benefited the fund in a falling rate environment. As the markets reacted to the subprime and credit crisis, we saw an unprecedented flight to quality. Investors looked to put their money in safe havens, namely government-backed agency securities, in an attempt to avoid market volatility. During the latter half of the year, the agencies, in particular the Federal Home Loan Bank, issued at near record levels. Correspondingly, there was a dramatic increase in the supply of agency issuance.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Money Market Portfolio

Performance and Fund Facts as of 12/31/07

 Seven-Day Yields1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Seven-Day Yield	3.97%

Seven-Day Effective Yield	4.05%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/annuities.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	36 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Schwab Money Market Portfolio 3

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period.‘

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab Money Market Portfolio
Actual Return	0.44%	$1,000	$1,022.80	$2.24
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

4 Schwab Money Market Portfolio

Schwab Money Market Portfolio tm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	4.74	4.61	2.75	0.90	0.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	0.46	0.47	0.46	0.44
Gross operating expenses	0.44	0.46	0.47	0.46	0.44
Net investment income (loss)	4.62	4.55	2.74	0.89	0.75
Net assets, end of period ($ x 1,000,000)	215	159	133	116	141

See financial notes 5

Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

84.7%	Federal Agency Securities	182,469	182,469
14.3%	Other Investment	30,858	30,858

99.0%	Total Investments	213,327	213,327
1.0%	Other Assets and Liabilities		2,076

100.0%	Net Assets		215,403

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 84.7% of net assets

Fixed-Rate Coupon Note 2.3%

Federal Farm Credit Bank
4.18%, 10/10/08	5,000	5,001

Fixed-Rate Discount Notes 82.4%

Fannie Mae
4.38%, 01/02/08	1,490	1,490
4.98%, 01/04/08	1,210	1,210
4.61%, 01/09/08	3,000	2,997
4.23%, 01/14/08	1,000	999
4.83%, 01/15/08	1,303	1,301
4.35%, 01/18/08	1,028	1,026
4.53%, 01/23/08	1,581	1,577
4.87%, 01/23/08	2,600	2,592
4.33%, 01/30/08	5,680	5,660
4.40%, 01/30/08	3,900	3,886
4.67%, 02/06/08	5,839	5,812
4.59%, 02/08/08	1,759	1,751
4.41%, 02/20/08	1,000	994
4.23%, 02/29/08	2,000	1,986
4.58%, 02/29/08	2,300	2,283
4.34%, 03/03/08	1,700	1,687
4.21%, 03/05/08	3,000	2,978
Federal Farm Credit Bank
4.57%, 01/02/08	2,000	2,000
4.20%, 01/08/08	3,000	2,998
4.39%, 01/16/08	1,619	1,616
5.21%, 01/16/08	1,438	1,435
4.17%, 01/25/08	7,000	6,981
4.31%, 02/05/08	3,575	3,560
4.23%, 02/07/08	8,000	7,965
4.20%, 02/14/08	7,250	7,213
4.25%, 02/14/08	7,000	6,964
4.41%, 02/14/08	2,000	1,989
Federal Home Loan Bank
4.62%, 01/02/08	2,100	2,100
4.40%, 01/04/08	2,964	2,963
4.57%, 01/04/08	2,075	2,074
5.10%, 01/09/08	1,990	1,988
4.35%, 01/11/08	4,122	4,117
5.19%, 01/11/08	1,900	1,897
4.41%, 01/16/08	1,847	1,844
4.38%, 01/18/08	1,100	1,098
4.38%, 01/22/08	1,000	997
4.96%, 01/22/08	1,585	1,581
4.36%, 01/23/08	1,133	1,130
4.33%, 01/28/08	2,500	2,492
4.40%, 01/28/08	1,389	1,384
4.39%, 01/30/08	4,000	3,986
4.53%, 02/01/08	1,110	1,106
4.95%, 02/06/08	2,000	1,990
4.32%, 02/08/08	2,564	2,552
4.68%, 02/22/08	1,754	1,742
4.21%, 03/05/08	3,671	3,644
4.23%, 03/07/08	5,530	5,488
4.27%, 05/16/08	1,000	984
Freddie Mac
4.72%, 01/07/08	1,957	1,956
4.75%, 01/07/08	2,840	2,838
5.21%, 01/07/08	1,000	999
5.14%, 01/11/08	1,241	1,239
4.54%, 01/14/08	1,088	1,086
5.05%, 01/14/08	1,000	998
5.17%, 01/14/08	3,420	3,414
5.00%, 01/22/08	1,100	1,097
4.73%, 01/25/08	2,145	2,138
4.34%, 02/04/08	1,350	1,345
4.71%, 02/07/08	3,894	3,875
4.35%, 02/11/08	1,190	1,184
4.26%, 02/15/08	2,750	2,736
4.22%, 02/19/08	2,400	2,386
4.24%, 02/21/08	4,483	4,456
4.29%, 02/25/08	3,667	3,643
5.00%, 02/25/08	1,749	1,736
5.01%, 02/25/08	1,330	1,320
4.28%, 03/03/08	5,000	4,964
4.57%, 03/31/08	1,179	1,166
4.26%, 04/18/08	1,000	987
Tennessee Valley Authority
4.21%, 01/10/08	1,800	1,798

		177,468

Total Federal Agency Securities (Cost $182,469)		182,469

6 See financial notes

Schwab Money Market Portfolio

Portfolio Holdings continued

Issuer	Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 14.3% of net assets

Repurchase Agreement 14.3%

Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement dated 12/31/07, due 01/02/08 at 1.40%, fully collateralized by U.S. Treasury Securities with a value of $31,481.	30,861	30,858

Total Other Investments (Cost $30,858)		30,858

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $213,327.

See financial notes 7

Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$182,469
Repurchase agreements, at cost and value	+	30,858

Total investments, at cost and value		213,327
Cash		4
Receivables:
Fund shares sold		2,706
Interest	+	50

Total assets		216,087

Liabilities
Payables:
Investment adviser and administrator fees		6
Fund shares redeemed		634
Accrued expenses	+	44

Total liabilities		684

Net Assets
Total assets		216,087
Total liabilities	−	684

Net assets		$215,403
Net Assets by Source
Capital received from investors		215,405
Net realized capital losses		(2)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$215,403		215,450		$1.00

8 See financial notes

Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers x 1,000.

Investment Income
Interest		$9,355

Expenses
Investment adviser and administrator fees		647
Shareholder reports		52
Portfolio accounting fees		44
Professional fees		30
Trustees’ fees		29
Custodian fees		12
Other expenses	+	2

Total expenses		816
Custody credits	−	1

Net expenses		815

Increase (Decrease) in Net Assets from Operations
Total investment income		9,355
Net expenses	−	815

Net investment income		8,540

Increase in net assets from operations		$8,540

See financial notes 9

Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$8,540	$6,737

Increase in net assets from operations		8,540	6,737

Distributions to Shareholders
Distributions from net investment income		8,540	6,737

Transactions in Fund Shares*
Shares sold		288,488	262,197
Shares reinvested		8,540	6,737
Shares redeemed	+	(240,305)	(243,300)

Net transactions in fund shares		56,723	25,634

Net Assets
Beginning of period		158,680	133,046
Total increase	+	56,723	25,634

End of period		$215,403	$158,680

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

10 See financial notes

Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of the financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. When such valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 11

Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to the fund’s net investment income for that day, are paid out to the insurance company separate accounts once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the fund’s financial statements.

12

Schwab Money Market Portfolio

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2008.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the fund had no undistributed earnings on a tax basis.

 13

Schwab Money Market Portfolio

Financial Notes (continued)

5.	Federal Income Taxes (continued):
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had capital loss carry forwards of $2 available to offset net capital gains before the expiration date of December 31, 2008.

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses and the capital losses expired to offset capital gains were $9.

The tax-basis components of distributions paid during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

Ordinary income	$8,540	$6,737
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the fund made the following reclassifications:

Capital shares	$(9)
Undistributed net investment income	—
Net realized capital gains and losses	9

14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the ‘‘Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘‘financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

 15

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

16

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

 17

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1970 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

18

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Annual report for the period ended December 31, 2007

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec. gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

The Investment Environment

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the portfolio.

Caroline Lee, managing director and portfolio manager, is responsible for the day-to-day co-management of the portfolio.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

5.49%	S&P 500® Index: measures U.S. large-cap stocks

-1.57%	Russell 2000® Index: measures U.S. small-cap stocks

11.17%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

6.97%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

4.78%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Schwab MarketTrack Growth Portfolio II 1

The Investment Environment continued

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

Andrew Tikofsky, PhD, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

Steven Hung, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the portfolio.

November, new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio IItm

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes. Accordingly, returns over a given period will reflect a blend of those asset classes, and will depend on relative weightings within the portfolio. By spreading exposure over various asset classes, the MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk during market fluctuations.

The Schwab MarketTrack Growth Portfolio II returned 5.64% for the year, trailing its benchmark, the Growth Composite Index, which returned 7.06%. During the report period, the target allocation to international stocks continued to drive returns, as the international stocks posted better overall returns than U.S. stocks. Shares from the Schwab International Index Fund, which account for almost 20% of the portfolio, contributed to returns. While the fund remained positive for the year, the markets experienced several spikes in volatility. Especially in the latter half of the period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults as a result of turmoil in the subprime mortgage market. Despite these abnormal market fluctuations and a downturn in the economy going into the fourth quarter, one of the portfolio’s major fixed income holdings, the Schwab Total Bond Market Fund helped performance. In order to reduce volatility and risk that can arise from a 100% equity allocation, the portfolio is designed to diversify 20% of the holdings into fixed income positions. The remaining 80% is divided among large-cap, small-cap, and international stocks.

As of 12/31/07:

 Statistics

Number of Holdings	507
Weighted Average
Market Cap

($ x 1,000,000)	$67,376

Price/Earnings Ratio (P/E)	20.5

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate	6%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.0%

International Stocks	19.8%

Small-Cap Stocks	19.7%

Bonds	15.4%

Short-Term Investments	5.1%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Institutional Select

S&P 500 Fund	27.1%
Schwab International Index

Fund, Select Shares	19.9%
Schwab Small-Cap Index Fund,

Select Shares	19.7%

Schwab Total Bond Market Fund	15.4%
Schwab Value Advantage Money

Fund, Select Shares	2.6%

Exxon Mobil Corp.	0.5%

General Electric Co.	0.4%

Microsoft Corp.	0.3%

AT&T, Inc.	0.3%

The Procter & Gamble Co.	0.2%

Total	86.4%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 12/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	5.64%	12.73%	6.15%
Benchmark: Growth Composite Index	7.06%	13.56%	6.88%
Fund Category: Morningstar Large-Cap Blend	5.38%	12.90%	5.45%

Portfolio Expense Ratios4: Net 0.79%; Gross 0.99%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses.
[3]	Source for category information: Morningstar, Inc.
[4]	As of 4/30/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.29%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 12/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period.‘

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000	$988.60	$2.51
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolio invests.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio IItm

Financial Statements

Financial Highlights

	1/1/07-	1/1/06-	1/1/05-	1/1/04-	1/1/03-
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	17.64	15.53	14.87	13.49	10.75

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.33	0.24	0.21	0.16
Net realized and unrealized gains (losses)	0.63	2.00	0.62	1.35	2.74

Total from investment operations	1.00	2.33	0.86	1.56	2.90
Less distributions:
Distributions from net investment income	(0.45)	(0.22)	(0.20)	(0.18)	(0.16)
Distributions from net realized gains	(0.43)	—	—	—	—

Total distributions	(0.88)	(0.22)	(0.20)	(0.18)	(0.16)

Net asset value at end of period	17.76	17.64	15.53	14.87	13.49

Total return (%)	5.64	15.02	5.77	11.58	26.97

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses [1]	0.50	0.50	0.48	0.50	0.50
Gross operating expenses [1]	0.67	0.70	0.68	0.69	0.87
Net investment income (loss)	2.06	2.28	1.66	1.52	1.70
Portfolio turnover rate	6	33	5	8	10
Net assets, end of period ($ x 1,000,000)	48	46	37	34	30

1 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.

6 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

13.0%		Common Stock	3,079	6,276
84.7%		Other Investment Companies	34,917	40,738
2.5%		Short-Term Investment	1,205	1,205

100.2%		Total Investments	39,201	48,219
(0	.2)%	Other Assets and Liabilities		(99)

100.0%		Net Assets		48,120

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 13.0% of net assets

Automobiles & Components 0.1%

Ford Motor Co. *	883	6
General Motors Corp.	267	7
Harley-Davidson, Inc.	128	6
Johnson Controls, Inc.	273	10
The Goodyear Tire & Rubber Co. *	84	2

		31

Banks 0.5%

BB&T Corp.	253	8
Comerica, Inc.	78	3
Commerce Bancorp, Inc.	100	4
Countrywide Financial Corp.	285	3
Fannie Mae	457	18
Fifth Third Bancorp	262	7
First Horizon National Corp.	60	1
Freddie Mac	326	11
Hudson City Bancorp, Inc.	200	3
Huntington Bancshares, Inc.	118	2
KeyCorp	191	4
M&T Bank Corp.	37	3
Marshall & Ilsley Corp.	106	3
MGIC Investment Corp.	42	1
National City Corp.	260	4
PNC Financial Services Group, Inc.	138	9
Regions Financial Corp.	344	8
Sovereign Bancorp, Inc.	176	2
SunTrust Banks, Inc.	175	11
U.S. Bancorp	852	27
Wachovia Corp.	895	34
Washington Mutual, Inc.	469	6
Wells Fargo & Co.	1,584	48
Zions Bancorp	50	2

		222

Capital Goods 1.2%

3M Co.	357	30
Caterpillar, Inc.	317	23
Cooper Industries Ltd., Class A	88	5
Cummins, Inc.	44	6
Danaher Corp.	112	10
Deere & Co.	226	21
Dover Corp.	97	4
Eaton Corp.	71	7
Emerson Electric Co.	388	22
Fluor Corp.	42	6
General Dynamics Corp.	189	17
General Electric Co.	4,932	183
Goodrich Corp.	59	4
Honeywell International, Inc.	394	24
Illinois Tool Works, Inc.	196	10
Ingersoll-Rand Co., Ltd., Class A	154	7
ITT Corp.	88	6
Jacobs Engineering Group, Inc. *	100	10
L-3 Communications Holdings, Inc.	58	6
Lockheed Martin Corp.	169	18
Masco Corp.	196	4
Northrop Grumman Corp.	165	13
PACCAR, Inc.	181	10
Pall Corp.	60	2
Parker Hannifin Corp.	84	6
Precision Castparts Corp.	100	14
Raytheon Co.	212	13
Rockwell Automation, Inc.	83	6
Rockwell Collins, Inc.	82	6
Terex Corp. *	40	3
Textron, Inc.	124	9
The Boeing Co.	378	33
The Manitowoc Co., Inc.	100	5
Trane, Inc.	85	4
Tyco International Ltd.	238	9
United Technologies Corp.	480	37
W.W. Grainger, Inc.	37	3

		596

Commercial Services & Supplies 0.1%

Allied Waste Industries, Inc. *	115	1
Avery Dennison Corp.	53	3
Cintas Corp.	66	2
Equifax, Inc.	62	2
Monster Worldwide, Inc. *	60	2
Pitney Bowes, Inc.	108	4
R.R. Donnelley & Sons Co.	103	4
Robert Half International, Inc.	82	2
Waste Management, Inc.	261	9

		29

Consumer Durables & Apparel 0.1%

Brunswick Corp.	45	1
Centex Corp.	59	1
Coach, Inc. *	181	6

See financial notes 7

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

D.R. Horton, Inc.	128	2
Eastman Kodak Co.	135	3
Fortune Brands, Inc.	70	5
Harman International Industries, Inc.	32	2
Hasbro, Inc.	85	2
Jones Apparel Group, Inc.	55	1
KB Home	37	1
Leggett & Platt, Inc.	87	2
Lennar Corp., Class A	64	1
Liz Claiborne, Inc.	50	1
Mattel, Inc.	183	3
Newell Rubbermaid, Inc.	129	3
NIKE, Inc., Class B	178	11
Polo Ralph Lauren Corp.	30	2
Pulte Homes, Inc.	102	1
Snap-on, Inc.	27	1
The Black & Decker Corp.	36	3
The Stanley Works	35	2
VF Corp.	42	3
Whirlpool Corp.	36	3

		60

Consumer Services 0.2%

Apollo Group, Inc., Class A *	67	5
Carnival Corp.	205	9
Darden Restaurants, Inc.	63	2
H&R Block, Inc.	156	3
Harrah’s Entertainment, Inc.	88	8
International Game Technology	159	7
Marriott International, Inc., Class A	152	5
McDonald’s Corp.	594	35
Starbucks Corp. *	361	7
Starwood Hotels & Resorts Worldwide, Inc.	103	5
Wendy’s International, Inc.	55	1
Wyndham Worldwide Corp.	95	2
Yum! Brands, Inc.	260	10

		99

Diversified Financials 1.1%

American Capital Strategies Ltd.	100	3
American Express Co.	585	30
Ameriprise Financial, Inc.	118	7
Bank of America Corp.	2,197	91
Bank of New York Mellon Corp.	540	26
Capital One Financial Corp.	142	7
CIT Group, Inc.	95	2
Citigroup, Inc.	2,361	70
CME Group, Inc.	15	10
Discover Financial Services	254	4
E *TRADE Financial Corp. *	197	1
Federated Investors, Inc., Class B	40	2
Franklin Resources, Inc.	72	8
IntercontinentalExchange, Inc. *	35	7
Janus Capital Group, Inc.	102	3
JPMorgan Chase & Co.	1,649	72
Legg Mason, Inc.	59	4
Lehman Brothers Holdings, Inc.	250	16
Leucadia National Corp.	100	5
Merrill Lynch & Co., Inc.	434	23
Moody’s Corp.	116	4
Morgan Stanley	508	27
Northern Trust Corp.	87	7
NYSE Euronext	100	9
SLM Corp.	197	4
State Street Corp.	157	13
T. Rowe Price Group, Inc.	126	8
The Bear Stearns Cos., Inc.	56	5
The Charles Schwab Corp. (a)	488	12
The Goldman Sachs Group, Inc.	206	44

		524

Energy 1.7%

Anadarko Petroleum Corp.	220	15
Apache Corp.	156	17
Baker Hughes, Inc.	161	13
BJ Services Co.	154	4
Chesapeake Energy Corp.	176	7
Chevron Corp.	1,053	98
ConocoPhillips	780	69
CONSOL Energy, Inc.	100	7
Devon Energy Corp.	210	19
El Paso Corp.	311	5
ENSCO International, Inc.	70	4
EOG Resources, Inc.	114	10
Exxon Mobil Corp.	2,719	255
Halliburton Co.	488	19
Hess Corp.	111	11
Marathon Oil Corp.	346	21
Murphy Oil Corp.	79	7
Nabors Industries Ltd. *	149	4
National-Oilwell Varco, Inc. *	164	12
Noble Corp.	128	7
Noble Energy	100	8
Occidental Petroleum Corp.	406	31
Patriot Coal Corp. *	10	—
Peabody Energy Corp.	100	6
Range Resources Corp.	100	5
Rowan Cos., Inc.	52	2
Schlumberger Ltd.	559	55
Smith International, Inc.	100	7
Spectra Energy Corp.	293	8
Sunoco, Inc.	64	5
Tesoro Corp.	100	5
The Williams Cos., Inc.	282	10
Transocean, Inc. *	141	20
Valero Energy Corp.	294	21
Weatherford International Ltd. *	166	11
XTO Energy, Inc.	213	11

		809

Food & Staples Retailing 0.3%

Costco Wholesale Corp.	223	16
CVS Caremark Corp.	740	29
Safeway, Inc.	212	7
Supervalu, Inc.	96	4
Sysco Corp.	294	9
The Kroger Co.	344	9
Wal-Mart Stores, Inc.	1,182	56
Walgreen Co.	478	18

8 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Whole Foods Market, Inc.	66	3

		151

Food, Beverage & Tobacco 0.7%

Altria Group, Inc.	987	75
Anheuser-Busch Cos., Inc.	367	19
Archer-Daniels-Midland Co.	309	14
Brown-Forman Corp., Class B	40	3
Campbell Soup Co.	88	3
Coca-Cola Enterprises, Inc.	144	4
ConAgra Foods, Inc.	245	6
Constellation Brands, Inc., Class A *	94	2
Dean Foods Co.	65	2
General Mills, Inc.	168	10
H.J. Heinz Co.	158	7
Kellogg Co.	118	6
Kraft Foods, Inc., Class A	683	22
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	50	3
PepsiCo, Inc.	783	59
Reynolds American, Inc.	80	5
Sara Lee Corp.	359	6
The Coca-Cola Co.	974	60
The Hershey Co.	84	3
The Pepsi Bottling Group, Inc.	63	3
Tyson Foods, Inc., Class A	99	2
UST, Inc.	78	4
Wm. Wrigley Jr. Co.	105	6

		326

Health Care Equipment & Services 0.6%

Aetna, Inc.	268	16
AmerisourceBergen Corp.	98	4
Baxter International, Inc.	306	18
Becton, Dickinson & Co.	118	10
Boston Scientific Corp. *	545	6
C.R. Bard, Inc.	50	5
Cardinal Health, Inc.	199	12
CIGNA Corp.	174	9
Coventry Health Care, Inc. *	75	5
Covidien Ltd.	238	11
Express Scripts, Inc. *	140	10
Hospira, Inc. *	77	3
Humana, Inc. *	78	6
IMS Health, Inc.	95	2
Laboratory Corp. of America Holdings *	60	5
McKesson Corp.	144	9
Medco Health Solutions, Inc. *	145	15
Medtronic, Inc.	571	29
Patterson Cos., Inc. *	66	2
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	7
Stryker Corp.	139	10
Tenet Healthcare Corp. *	223	1
UnitedHealth Group, Inc.	641	37
Varian Medical Systems, Inc. *	60	3
WellPoint, Inc. *	312	27
Zimmer Holdings, Inc. *	118	8

		274

Household & Personal Products 0.3%

Avon Products, Inc.	214	8
Colgate-Palmolive Co.	243	19
Kimberly-Clark Corp.	219	15
The Clorox Co.	72	5
The Estee Lauder Cos., Inc., Class A	57	3
The Procter & Gamble Co.	1,556	114

		164

Insurance 0.6%

ACE Ltd.	152	9
AFLAC, Inc.	235	15
Ambac Financial Group, Inc.	49	1
American International Group, Inc.	1,228	72
Aon Corp.	153	7
Assurant, Inc.	80	5
Cincinnati Financial Corp.	83	3
Genworth Financial, Inc., Class A	179	5
Lincoln National Corp.	134	8
Loews Corp.	195	10
Marsh & McLennan Cos., Inc.	258	7
MBIA, Inc.	64	1
MetLife, Inc.	358	22
Principal Financial Group, Inc.	132	9
Prudential Financial, Inc.	234	22
SAFECO Corp.	59	3
The Allstate Corp.	305	16
The Chubb Corp.	190	10
The Hartford Financial Services Group, Inc.	144	13
The Progressive Corp.	376	7
The Travelers Cos., Inc.	329	18
Torchmark Corp.	50	3
Unum Group	142	3
XL Capital Ltd., Class A	83	4

		273

Materials 0.4%

Air Products & Chemicals, Inc.	106	10
Alcoa, Inc.	412	15
Allegheny Technologies, Inc.	40	3
Ashland, Inc.	34	2
Ball Corp.	50	2
Bemis Co., Inc.	50	1
E.I. du Pont de Nemours & Co.	435	19
Eastman Chemical Co.	39	2
Ecolab, Inc.	87	4
Freeport-McMoRan Copper & Gold, Inc.	152	16
Hercules, Inc.	54	1
International Flavors & Fragrances, Inc.	38	2
International Paper Co.	234	8
MeadWestvaco Corp.	86	3
Monsanto Co.	254	28
Newmont Mining Corp.	211	10
Nucor Corp.	146	9
Pactiv Corp. *	68	2

See financial notes 9

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

PPG Industries, Inc.	79	6
Praxair, Inc.	152	14
Rohm & Haas Co.	69	4
Sealed Air Corp.	78	2
Sigma-Aldrich Corp.	78	4
The Dow Chemical Co.	457	18
Titanium Metals Corp.	50	1
United States Steel Corp.	52	6
Vulcan Materials Co.	48	4
Weyerhaeuser Co.	116	9

		205

Media 0.4%

CBS Corp., Class B	396	11
Clear Channel Communications, Inc.	244	8
Comcast Corp., Class A *	1,516	28
Gannett Co., Inc.	112	4
Meredith Corp.	20	1
News Corp., Class A	1,135	23
Omnicom Group, Inc.	168	8
The DIRECTV Group, Inc. *	300	7
The E.W. Scripps Co., Class A	41	2
The Interpublic Group of Cos., Inc. *	204	2
The McGraw-Hill Cos., Inc.	173	8
The New York Times Co., Class A	74	1
The Walt Disney Co.	911	29
The Washington Post Co, Class B	2	2
Time Warner, Inc.	1,931	32
Viacom, Inc., Class B *	365	16

		182

Pharmaceuticals & Biotechnology 1.0%

Abbott Laboratories	729	41
Allergan, Inc.	142	9
Amgen, Inc. *	552	26
Applied Biosystems Group- Applera Corp.	87	3
Barr Pharmaceuticals, Inc. *	50	3
Biogen Idec, Inc. *	162	9
Bristol-Myers Squibb Co.	926	24
Celgene Corp. *	100	5
Eli Lilly & Co.	534	28
Forest Laboratories, Inc. *	155	6
Genzyme Corp. *	122	9
Gilead Sciences, Inc. *	436	20
Johnson & Johnson	1,408	94
King Pharmaceuticals, Inc. *	115	1
Merck & Co., Inc.	1,034	60
Millipore Corp. *	25	2
Mylan, Inc.	104	1
PerkinElmer, Inc.	62	2
Pfizer, Inc.	3,481	79
Schering-Plough Corp.	701	19
Thermo Fisher Scientific, Inc. *	195	11
Waters Corp. *	49	4
Watson Pharmaceuticals, Inc. *	49	1
Wyeth	635	28

		485

Real Estate 0.1%

Apartment Investment & Management Co., Class A	46	2
AvalonBay Communities, Inc.	30	3
Boston Properties, Inc.	43	4
CB Richard Ellis Group, Inc., Class A *	80	2
Developers Diversified Realty Corp.	50	2
Equity Residential	138	5
General Growth Properties, Inc.	100	4
Host Hotels & Resorts, Inc.	200	3
Kimco Realty Corp.	101	4
Plum Creek Timber Co., Inc.	88	4
ProLogis	116	7
Public Storage	40	3
Simon Property Group, Inc.	86	7
Vornado Realty Trust	57	5

		55

Retailing 0.4%

Abercrombie & Fitch Co., Class A	50	4
Amazon.com, Inc. *	146	14
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	3
Bed Bath & Beyond, Inc. *	132	4
Best Buy Co., Inc.	192	10
Big Lots, Inc. *	88	1
Circuit City Stores, Inc.	73	—
Dillard’s, Inc., Class A	30	1
Expedia, Inc. *	100	3
Family Dollar Stores, Inc.	74	1
GameStop Corp., Class A *	100	6
Genuine Parts Co.	81	4
IAC/InterActiveCorp *	100	3
J.C. Penney Co., Inc.	109	5
Kohl’s Corp. *	164	7
Limited Brands, Inc.	165	3
Lowe’s Cos., Inc.	738	17
Macy’s, Inc.	256	7
Nordstrom, Inc.	103	4
Office Depot, Inc. *	139	2
OfficeMax, Inc.	34	1
RadioShack Corp.	11	—
Sears Holdings Corp. *	48	5
Staples, Inc.	344	8
Target Corp.	417	21
The Gap, Inc.	271	6
The Home Depot, Inc.	899	24
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	217	6
Tiffany & Co.	68	3

		177

Semiconductors & Semiconductor Equipment 0.3%

Advanced Micro Devices, Inc. *	228	2
Altera Corp.	171	3
Analog Devices, Inc.	174	5
Applied Materials, Inc.	750	13

10 See financial notes

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Broadcom Corp., Class A *	208	5
Intel Corp.	2,783	74
KLA-Tencor Corp.	95	5
Linear Technology Corp.	144	5
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	9
Microchip Technology, Inc.	100	3
Micron Technology, Inc. *	319	2
National Semiconductor Corp.	159	4
Novellus Systems, Inc. *	64	2
NVIDIA Corp. *	241	8
Teradyne, Inc. *	94	1
Texas Instruments, Inc.	757	25
Xilinx, Inc.	164	4

		171

Software & Services 0.8%

Adobe Systems, Inc. *	283	12
Affiliated Computer Services, Inc., Class A *	55	3
Akamai Technologies, Inc. *	100	3
Autodesk, Inc. *	110	6
Automatic Data Processing, Inc.	274	12
BMC Software, Inc. *	101	4
CA, Inc.	215	5
Citrix Systems, Inc. *	85	3
Cognizant Technology Solutions Corp., Class A *	120	4
Computer Sciences Corp. *	89	4
Compuware Corp. *	182	2
Convergys Corp. *	67	1
eBay, Inc. *	545	18
Electronic Arts, Inc. *	143	8
Electronic Data Systems Corp.	243	5
Fidelity National Information Services, Inc.	70	3
Fiserv, Inc. *	88	5
Google, Inc., Class A *	96	66
Intuit, Inc. *	166	5
Microsoft Corp.	4,204	150
Novell, Inc. *	185	1
Oracle Corp. *	1,784	40
Paychex, Inc.	159	6
Symantec Corp. *	493	8
Total System Services, Inc.	100	3
Unisys Corp. *	162	1
VeriSign, Inc. *	116	4
Western Union Co.	362	9
Yahoo!, Inc. *	598	14

		405

Technology Hardware & Equipment 1.0%

Agilent Technologies, Inc. *	202	7
Apple, Inc. *	402	80
Ciena Corp. *	39	1
Cisco Systems, Inc. *	2,910	79
Corning, Inc.	731	18
Dell, Inc. *	1,113	27
EMC Corp. *	1,124	21
Hewlett-Packard Co.	1,338	68
International Business Machines Corp.	741	80
Jabil Circuit, Inc.	83	1
JDS Uniphase Corp. *	99	1
Juniper Networks, Inc. *	200	7
Lexmark International, Inc., Class A *	52	2
Molex, Inc.	68	2
Motorola, Inc.	1,182	19
Network Appliance, Inc. *	178	5
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	31
SanDisk Corp. *	88	3
Sun Microsystems Inc *	409	7
Tellabs, Inc. *	214	1
Teradata Corp. *	87	2
Tyco Electronics Ltd.	238	9
Xerox Corp.	440	7

		479

Telecommunication Services 0.5%

American Tower Corp., Class A *	200	9
AT&T, Inc.	2,961	123
CenturyTel, Inc.	55	2
Citizens Communications Co.	156	2
Embarq Corp.	70	4
Qwest Communications International, Inc. *	735	5
Sprint Nextel Corp.	1,405	18
Verizon Communications, Inc.	1,384	61
Windstream Corp.	189	2

		226

Transportation 0.2%

Burlington Northern Santa Fe Corp.	176	15
C.H. Robinson Worldwide, Inc.	100	5
CSX Corp.	206	9
Expeditors International of Washington, Inc.	100	4
FedEx Corp.	143	13
Norfolk Southern Corp.	196	10
Ryder System, Inc.	29	1
Southwest Airlines Co.	336	4
Union Pacific Corp.	125	16
United Parcel Service, Inc., Class B	516	37

		114

Utilities 0.4%

Allegheny Energy, Inc.	78	5
Ameren Corp.	96	5
American Electric Power Co., Inc.	187	9
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	2
Consolidated Edison, Inc.	117	6
Constellation Energy Group	85	9
Dominion Resources, Inc.	278	13
DTE Energy Co.	85	4
Duke Energy Corp.	586	12
Dynegy, Inc., Class A *	143	1
Edison International	155	8

See financial notes 11

Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Entergy Corp.	98	12
Exelon Corp.	315	26
FirstEnergy Corp.	157	11
FPL Group, Inc.	190	13
Integrys Energy Group, Inc.	15	1
Nicor, Inc.	32	1
NiSource, Inc.	130	2
Pepco Holdings, Inc.	100	3
PG&E Corp.	163	7
Pinnacle West Capital Corp.	47	2
PPL Corp.	179	9
Progress Energy, Inc.	120	6
Public Service Enterprise Group, Inc.	118	12
Questar Corp.	80	4
Sempra Energy	123	8
Southern Co.	350	13
TECO Energy, Inc.	99	2
The AES Corp. *	311	7
Xcel Energy, Inc.	192	4

		219

Total Common Stock (Cost $3,079)		6,276

Other Investment Companies 84.7% of net assets

Schwab Institutional Select S&P 500 Fund (a)	1,123,480	13,021
Schwab International Index Fund, Select Shares (a)	399,721	9,553
Schwab Small-Cap Index Fund, Select Shares (a)	482,544	9,492
Schwab Total Bond Market Fund (a)	759,214	7,418
Schwab Value Advantage Money Fund, Select Shares (a)	1,253,968	1,254

Total Other Investment Companies (Cost $34,917)		40,738

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.5% of net assets

Commercial Paper & Other Corporate Obligations 2.5%

Wachovia, LondonTime Deposit
2.93%, 01/02/08	1,205	1,205

Total Short-Term Investments (Cost $1,205)		1,205

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $39,418 and the unrealized appreciation and depreciation were $8,989 and ($188), respectively, with a net unrealized appreciation of $8,801.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

12 See financial notes

Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $34,920)		$40,750
Investments in unaffiliated issuers, at value (cost $4,281)		7,469

Total investments, at value (cost $39,201)		48,219
Receivables:
Investments sold		5
Dividends		74
Due from investment adviser		4
Fund shares sold	+	1

Total assets		48,303

Liabilities
Payables:
Investments bought		45
Fund shares redeemed		104
Accrued expenses	+	34

Total liabilities		183

Net Assets
Total assets		48,303
Total liabilities	−	183

Net assets		48,120
Net Assets by Source
Capital received from investors		36,618
Net investment income not yet distributed		1,019
Net realized capital gains		1,465
Net unrealized capital gains		9,018

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$48,120		2,710		$17.76

See financial notes 13

Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$1,060
Dividends received from unaffiliated issuers		124
Interest	+	42

Total investment income		1,226

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		185
Net realized gains received from affiliated underlying funds		1,456
Net realized gains on unaffiliated investments		91
Net realized losses on futures contracts	+	(18)

Net realized gains		1,714

Net Unrealized Gains and Losses
Net unrealized losses on affiliated underlying funds and stocks		(310)
Net unrealized gains on unaffiliated investments		116
Net unrealized losses on futures contracts	+	(2)

Net unrealized losses		(196)

Expenses
Investment adviser and administrator fees		211
Professional fees		36
Shareholder reports		30
Portfolio accounting fees		26
Trustees’ fees		18
Interest expense		1
Custodian fees	+	1

Total expenses		323
Expense reduction by adviser	−	83

Net expenses		240

Increase (Decrease) in Net Assets from Operations
Total investment income		1,226
Net expenses	−	240

Net investment income		986
Net realized gains		1,714
Net unrealized losses	+	(196)

Increase in net assets from operations		$2,504

14 See financial notes

Schwab MarketTrack Growth Portfolio II

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$986	$916
Net realized gains		1,714	2,023
Net unrealized gains (losses)	+	(196)	2,738

Increase in net assets from operations		2,504	5,677

Distributions to Shareholders
Distributions from net investment income		1,166	576
Distributions from net realized gains	+	1,112	−

Total distributions		$2,278	$576

Transactions in Fund Shares

		1/1/07-12/31/07		1/1/06-12/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		618	$11,499	684	$11,425
Shares reinvested		128	2,278	32	576
Shares redeemed	+	(668)	(12,317)	(450)	(7,417)

Net transactions in fund shares		78	$1,460	266	$4,584

Shares Outstanding and Net Assets
		1/1/07-12/31/07		1/1/06-12/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,632	$46,434	2,366	$36,749
Total increase	+	78	1,686	266	9,685

End of period		2,710	$48,120	2,632	$46,434

Net investment income not yet distributed			$1,019		$1,165

See financial notes 15

Schwab MarketTrack Growth Portfolio II

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which a fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

16

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date); although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(h) Federal Income Taxes:

The fund intends to meet federal income tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

 17

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Indemnification:

Under the fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the fund’s financial statements.

3. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2008.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. For the period ended December 31, 2007, the shares owned by the fund as a percentage of the total shares of the underlying funds was:

Schwab Equity Index Funds:
Institutional Select S&P 500 Fund	0.4%
International Index Fund	0.5%
Small-Cap Index Fund	0.6%
Schwab Bond Funds:
Total Bond Market Fund	0.5%
Schwab Money Funds:
Value Advantage Money Fund	0.0%

18

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended December 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$5,227	$2,734

5.	Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,066
Undistributed long-term capital gains	1,635
Unrealized appreciation on investment	8,989
Unrealized depreciation on investment	(188)

Net unrealized appreciation/(depreciation)	8,801

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses, and there were no capital losses being utilized to offset capital gains.

 19

Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

6.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions for the period ended December 31, 2007 were:

	Current period distributions	Prior period distributions

Ordinary income	$1,166	$576
Long-term capital gains	1,112	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	34
Net realized capital gains and losses	(34)

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

 21

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, 89.52% percentage of the fund’s dividend distributions paid during the period ended December 31, 2007, qualify for the corporate dividends received deduction.

For the period ended December 31, 2007, the fund designates $1,112 as a capital gain dividend.

22

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

 23

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1970 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Annual report for the period ended December 31, 2007

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the portfolio.

Despite continued expansion of the U.S. economy and growth in the market throughout the past year, the reporting period proved to be unnervingly volatile with strong economic headwinds developing in the third and fourth quarters. Falling home prices, a credit crunch, and high oil prices were among the myriad forces acting to curtail consumer spending and erode investor confidence in the marketplace. A tightening of lending standards and reduced liquidity caused by credit turmoil acted to further slow economic growth, but whether or not these events have the potential to precipitate a full-blown recession remains uncertain.

Opening the year with a mere 0.6% growth in Gross Domestic Product (GDP), the economy surged ahead in the second and third quarters. GDP rose 3.8% in the second quarter, and 4.9% in the third quarter, buoyed by strength in exports, personal consumption expenditures, and private inventory investment. However, estimates for the fourth quarter placed GDP growth at a tepid 1.5% or less, reflecting a significant downturn in economic growth rates, and indicating that trouble in the housing and credit markets has finally taken its toll. While higher energy prices and credit woes suppressed consumer spending and cut into GDP numbers, a healthy demand for exports spurred by a decline in the dollar helped to partially offset these domestic concerns.

Since peaking in early 2002, the U.S. dollar has declined in value by more than 24% making exports more affordable to foreign buyers, but raising concerns over inflation. An increase in net exports throughout 2007 accounted for about a third of GDP growth in the second and third quarters. Real exports of goods and services increased 19.1% in the third quarter, compared to a 7.5% increase in the second. While a weak dollar has stimulated exports, it has raised serious concerns over inflation as energy prices continue to rise. The Consumer Price Index rose by 0.8% in November, fueled by a 5.7% jump in energy prices, while the core index increased by 0.3%. Inclusive of energy prices, inflation outpaced a 2.8% growth in wages during the period.

Of greatest concern to investors during the latter half of this period was the market volatility created in large part by trouble in the housing market and the resulting credit crunch. From 1995 to 2006, housing prices outpaced inflation by 70% creating around 4 to 8 trillion dollars in new wealth - a figure that ultimately proved unsustainable. In May 2007, sales of new homes declined by 1.6% to a seasonally adjusted annual rate of 915,000 units, making waves in the market as inventory increased and prices fell. In November,

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

5.49%	S&P 500® Index: measures U.S. large-cap stocks

-1.57%	Russell 2000® Index: measures U.S. small-cap stocks

11.17%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

6.97%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

4.78%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Schwab S&P 500 Index Portfolio 1

The Investment Environment continued

new home sales declined by an astounding 9% to 647,000 units, the largest drop in 12 years. As housing prices fell, homeowners became less able to leverage their homes as a source of cash.

Subprime borrowers, those with below-average credit ratings, were disproportionately affected in the correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. In many cases the credit and risk of these loans was passed from the original lender to third-party investors in the form of mortgage-backed securities. With the increase in defaults on subprime loans, all asset-backed and mortgage-backed securities in the market seemed to get caught in the turmoil, despite the fact that subprime mortgages represented a very small fraction of the sector. Even very high-quality securities were rapidly unloaded as investors fled to safer investments, such as U.S. Treasuries. As a result, lending was disrupted between major banks and other financial institutions that were heavily invested in subprime, collateralized debt obligations (CDOs), and structured investment vehicles (SIVs).

While the subprime debacle and corresponding credit crisis has yet to fully percolate throughout the economy, measures to control the effects are already in place. Banks, the U.S. Government, and other lending institutions were quick to initiate damage control measures by manipulating lending rates, developing stricter lending standards, and reorganizing outstanding debt. Action by the Fed resulted in a 100 basis point drop in interest rates during the latter half of the year, moving rates from 5.25% to 4.25%. Though some investors had hoped for a greater reduction, the Fed remained cautious of bringing the rates down too far as inflationary pressures mounted. Even though the financial sector was relatively quick in its implementation of crisis management techniques, lingering liquidity issues as well as souring investor sentiment and the perceived threat of a recession proved to be more than enough to take the wind out of economic sails in the fourth quarter.

Closing out 2007, economic indicators remained decidedly mixed in November and December. The Dow Jones Industrial Average finished 2007 up 6.4% for the year, but posted its first fourth quarter decline in ten years. Financial stocks helped lead the decline in the fourth quarter, with many large banks and other financial corporations taking huge losses, as mortgage woes wormed their way through corporate balance sheets. In commodities, oil and gold continued to rise, sparking inflationary concerns as oil went over $100 a barrel for the first time. On the positive side, data showed that factory orders were up 1.5% in November and that new jobs were created in December, throwing some upbeat reports into a downbeat marketplace.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Larry Mano, managing director and senior portfolio manager, is responsible for the co-management of the portfolio.

The Schwab S&P 500 Index Portfolio returned 5.34% for the year, tracking its benchmark the S&P 500 Index, which returned 5.49%. Bear in mind that indices are unmanaged and, unlike the portfolio, do not include operational and transactional costs.

The S&P 500 Index spans a broad range of industries because it includes the 500 leading U.S. companies and is market-cap weighted. Therefore, its returns are most heavily influenced by the largest names in the index. From an industry group perspective, Energy stocks outperformed all other groups, as oil prices hit record highs during the period. Groups that underperformed during the period were Financials and Consumer Discretionary. The Index is most exposed to the Financials group, which suffered a large decline in the latter half of the year as it responded to subprime and credit turmoil, dampening returns. Citigroup, Inc. and Bank of America Corp., two of the S&P 500’s largest holdings, felt the impact particularly acutely.

As of 12/31/07:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average
Market Cap

($ x 1,000,000)	$107,756

Price/Earnings Ratio (P/E)	18.2

Price/Book Ratio (P/B)	2.8

Portfolio Turnover Rate	2%

 Sector Weightings % of Investments

Financials	17.4%

Information Technology	16.8%

Energy	12.8%

Health Care	12.1%

Industrials	11.7%

Consumer Staples	10.2%

Consumer Discretionary	8.5%

Telecommunication Services	3.7%

Utilities	3.5%

Materials	3.3%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	4.0%

General Electric Co.	2.9%

Microsoft Corp.	2.3%

AT&T, Inc.	1.9%

The Procter & Gamble Co.	1.8%

Chevron Corp.	1.5%

Johnson & Johnson	1.5%

Bank of America Corp.	1.4%

Apple, Inc.	1.3%

Cisco Systems, Inc.	1.3%

Total	19.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 12/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

Schwab S&P 500 Index Portfolio

Performance Summary as of 12/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	5.34%	12.57%	5.59%
Benchmark: S&P 500® Index	5.49%	12.82%	5.91%
Fund Category: Morningstar Large-Cap Blend	5.38%	12.90%	5.45%

Portfolio Expense Ratio4: 0.26%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If these contract fees and expenses were included, the returns would be less than those shown. Please refer to variable insurance product prospectus for a complete listing of these expenses.
[2]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.
[3]	Source for category information: Morningstar, Inc.
[4]	As of 4/30/07 as stated in the prospectus.

4 Schwab S&P 500 Index Portfolio

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2007 and held through December 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period.‘

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/07	at 12/31/07	7/1/07 - 12/31/07

Schwab S&P 500 Index Portfolio
Actual Return	0.26%	$1,000	$986.00	$1.30
Hypothetical 5% Return	0.26%	$1,000	$1,023.89	$1.33

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/07-	1/1/06	1/1/05	1/1/04	1/1/03
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Per–Share Data ($)

Net asset value at beginning of period	20.60	18.09	17.56	16.06	12.66

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.34	0.31	0.29	0.17
Net realized and unrealized gains (losses)	0.71	2.48	0.53	1.40	3.40

Total from investment operations	1.10	2.82	0.84	1.69	3.57
Less distributions:
Distributions from net investment income	(0.33)	(0.31)	(0.31)	(0.19)	(0.17)

Net asset value at end of period	21.37	20.60	18.09	17.56	16.06

Total return (%)	5.34	15.60	4.75	10.53	28.22

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	0.28	0.27	0.28	0.28
Gross operating expenses	0.25	0.31	0.30	0.31	0.32
Net investment income (loss)	1.74	1.67	1.59	1.75	1.50
Portfolio turnover rate	2	3	4	4	2
Net assets, end of period ($ x 1,000,000)	169	167	157	162	146

6 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2007

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Common Stock	107,966	166,531
1.2%		Short-Term Investments	2,023	2,023

99.9%		Total Investments	109,989	168,554
2.4%		Collateral Invested for Securities on Loan	4,074	4,074
(2	.3)%	Other Assets and Liabilities		(3,920)

100.0%		Net Assets		168,708

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.5%

Ford Motor Co. (c) *	24,212	163
General Motors Corp.	6,277	156
Harley-Davidson, Inc.	3,256	152
Johnson Controls, Inc.	7,500	270
The Goodyear Tire & Rubber Co. *	2,500	71

		812

Banks 3.5%

BB&T Corp.	6,870	211
Comerica, Inc.	2,330	101
Commerce Bancorp, Inc. (c)	2,300	88
Countrywide Financial Corp. (c)	7,500	67
Fannie Mae	12,540	501
Fifth Third Bancorp	6,905	174
First Horizon National Corp. (c)	1,400	25
Freddie Mac	9,010	307
Hudson City Bancorp, Inc.	3,500	53
Huntington Bancshares, Inc.	3,256	48
KeyCorp	5,400	127
M&T Bank Corp.	1,071	87
Marshall & Ilsley Corp.	2,738	72
MGIC Investment Corp. (c)	733	16
National City Corp.	7,400	122
PNC Financial Services Group, Inc.	3,770	247
Regions Financial Corp.	9,077	215
Sovereign Bancorp, Inc.	3,605	41
SunTrust Banks, Inc.	4,800	300
U.S. Bancorp	22,399	711
Wachovia Corp.	24,057	915
Washington Mutual, Inc. (c)	11,445	156
Wells Fargo & Co.	43,058	1,300
Zions Bancorp	1,408	66

		5,950

Capital Goods 9.3%

3M Co.	9,240	779
Caterpillar, Inc.	8,680	630
Cooper Industries Ltd., Class A	2,600	138
Cummins, Inc.	1,200	153
Danaher Corp.	3,126	274
Deere & Co.	5,800	540
Dover Corp.	2,800	129
Eaton Corp.	1,740	169
Emerson Electric Co.	10,760	610
Fluor Corp.	1,100	160
General Dynamics Corp.	5,230	465
General Electric Co.	132,578	4,915
Goodrich Corp.	1,660	117
Honeywell International, Inc.	9,937	612
Illinois Tool Works, Inc. (c)	5,344	286
Ingersoll-Rand Co., Ltd., Class A	4,400	205
ITT Corp.	2,480	164
Jacobs Engineering Group, Inc. *	1,500	143
L-3 Communications Holdings, Inc.	1,500	159
Lockheed Martin Corp.	4,690	494
Masco Corp. (c)	5,010	108
Northrop Grumman Corp.	4,534	357
PACCAR, Inc.	4,194	229
Pall Corp.	1,400	56
Parker Hannifin Corp.	2,475	186
Precision Castparts Corp.	1,700	236
Raytheon Co.	5,830	354
Rockwell Automation, Inc.	2,350	162
Rockwell Collins, Inc.	2,200	158
Terex Corp. *	1,300	85
Textron, Inc.	3,400	242
The Boeing Co.	10,396	909
The Manitowoc Co., Inc.	1,500	73
Trane, Inc.	2,400	112
Tyco International Ltd.	6,294	250
United Technologies Corp.	13,200	1,010
W.W. Grainger, Inc.	800	70

		15,739

Commercial Services & Supplies 0.4%

Allied Waste Industries, Inc. *	525	6
Avery Dennison Corp.	1,100	58
Cintas Corp.	1,157	39
Equifax, Inc.	2,000	73
Monster Worldwide, Inc. *	1,704	55
Pitney Bowes, Inc.	2,800	107
R.R. Donnelley & Sons Co.	2,960	112
Robert Half International, Inc.	1,550	42
Waste Management, Inc.	7,357	240

		732

Consumer Durables & Apparel 0.9%

Brunswick Corp. (c)	1,200	20
Centex Corp. (c)	1,400	35

See financial notes 7

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Coach, Inc. *	4,600	141
D.R. Horton, Inc.	2,500	33
Eastman Kodak Co. (c)	3,155	69
Fortune Brands, Inc.	1,607	116
Harman International Industries, Inc.	800	59
Hasbro, Inc.	2,525	65
Jones Apparel Group, Inc.	1,500	24
KB Home (c)	960	21
Leggett & Platt, Inc.	2,300	40
Lennar Corp., Class A (c)	1,600	29
Liz Claiborne, Inc. (c)	997	20
Mattel, Inc.	5,300	101
Newell Rubbermaid, Inc.	3,924	102
NIKE, Inc., Class B	4,920	316
Polo Ralph Lauren Corp.	900	56
Pulte Homes, Inc.	2,000	21
Snap-on, Inc.	800	39
The Black & Decker Corp. (c)	1,010	70
The Stanley Works	391	19
VF Corp.	1,110	76
Whirlpool Corp.	1,033	84

		1,556

Consumer Services 1.5%

Apollo Group, Inc., Class A *	1,327	93
Carnival Corp.	5,222	232
Darden Restaurants, Inc.	1,590	44
H&R Block, Inc.	4,200	78
Harrah’s Entertainment, Inc.	2,200	195
International Game Technology	4,200	185
Marriott International, Inc., Class A	4,312	147
McDonald’s Corp.	15,500	913
Starbucks Corp. *	9,520	195
Starwood Hotels & Resorts Worldwide, Inc.	2,900	128
Wendy’s International, Inc.	1,300	34
Wyndham Worldwide Corp.	2,280	54
Yum! Brands, Inc.	7,400	283

		2,581

Diversified Financials 8.3%

American Capital Strategies Ltd. (c)	1,200	40
American Express Co.	15,870	826
Ameriprise Financial, Inc.	3,278	181
Bank of America Corp.	56,701	2,340
Bank of New York Mellon Corp.	15,317	747
Capital One Financial Corp.	5,180	245
CIT Group, Inc.	2,400	58
Citigroup, Inc.	63,182	1,860
CME Group, Inc.	360	247
Discover Financial Services	6,890	104
E *TRADE Financial Corp. (c) *	5,160	18
Federated Investors, Inc., Class B	1,100	45
Franklin Resources, Inc.	2,100	240
IntercontinentalExchange, Inc. (c) *	900	173
Janus Capital Group, Inc. (c)	1,941	64
JPMorgan Chase & Co.	44,701	1,951
Legg Mason, Inc.	1,500	110
Lehman Brothers Holdings, Inc.	7,000	458
Leucadia National Corp. (c)	2,000	94
Merrill Lynch & Co., Inc.	11,680	627
Moody’s Corp.	2,680	96
Morgan Stanley	13,780	732
Northern Trust Corp.	2,470	189
NYSE Euronext	3,000	263
SLM Corp.	5,200	105
State Street Corp.	4,500	365
T. Rowe Price Group, Inc.	3,400	207
The Bear Stearns Cos., Inc.	1,512	133
The Charles Schwab Corp. (a)	13,046	333
The Goldman Sachs Group, Inc.	5,107	1,098

		13,949

Energy 12.6%

Anadarko Petroleum Corp.	6,094	400
Apache Corp.	4,008	431
Baker Hughes, Inc.	4,100	333
BJ Services Co.	3,800	92
Chesapeake Energy Corp.	4,800	188
Chevron Corp.	27,816	2,596
ConocoPhillips	21,352	1,885
CONSOL Energy, Inc.	2,300	164
Devon Energy Corp.	5,663	504
El Paso Corp.	9,041	156
ENSCO International, Inc.	1,900	113
EOG Resources, Inc.	3,214	287
Exxon Mobil Corp.	72,018	6,747
Halliburton Co.	11,820	448
Hess Corp. (c)	3,410	344
Marathon Oil Corp.	9,264	564
Murphy Oil Corp.	2,332	198
Nabors Industries Ltd. *	4,000	110
National-Oilwell Varco, Inc. *	3,786	278
Noble Corp.	3,200	181
Noble Energy	2,000	159
Occidental Petroleum Corp.	11,000	847
Patriot Coal Corp. *	330	14
Peabody Energy Corp.	3,300	203
Range Resources Corp.	1,700	87
Rowan Cos., Inc. (c)	1,200	47
Schlumberger Ltd.	15,340	1,509
Smith International, Inc.	2,500	185
Spectra Energy Corp.	7,781	201
Sunoco, Inc.	1,240	90
Tesoro Corp.	1,800	86
The Williams Cos., Inc.	7,600	272
Transocean, Inc. (c) *	3,380	484
Valero Energy Corp.	6,960	487
Weatherford International Ltd. *	4,280	294
XTO Energy, Inc.	5,286	271

		21,255

Food & Staples Retailing 2.4%

Costco Wholesale Corp.	5,600	391
CVSCaremark Corp.	19,905	791
Safeway, Inc.	6,200	212
Supervalu, Inc.	2,435	91
Sysco Corp.	7,700	240
The Kroger Co.	9,100	243
Wal-Mart Stores, Inc.	31,230	1,485

8 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Walgreen Co.	12,975	494
Whole Foods Market, Inc.	1,800	74

		4,021

Food, Beverage & Tobacco 5.2%

Altria Group, Inc.	26,864	2,030
Anheuser-Busch Cos., Inc.	9,783	512
Archer-Daniels-Midland Co.	8,400	390
Brown-Forman Corp., Class B	704	52
Campbell Soup Co.	2,300	82
Coca-Cola Enterprises, Inc.	4,000	104
ConAgra Foods, Inc.	6,770	161
Constellation Brands, Inc., Class A *	2,300	54
Dean Foods Co.	1,700	44
General Mills, Inc.	4,579	261
H.J. Heinz Co.	4,510	211
Kellogg Co.	3,400	178
Kraft Foods, Inc., Class A	18,590	607
McCormick & Co., Inc.	1,700	65
Molson Coors Brewing Co., Class B	678	35
PepsiCo, Inc.	21,040	1,597
Reynolds American, Inc.	2,156	142
Sara Lee Corp.	10,600	170
The Coca-Cola Co.	26,362	1,618
The Hershey Co.	2,244	89
The Pepsi Bottling Group, Inc.	1,902	75
Tyson Foods, Inc., Class A	1,186	18
UST, Inc.	2,200	121
Wm. Wrigley Jr. Co.	2,411	141

		8,757

Health Care Equipment & Services 4.3%

Aetna, Inc.	6,840	395
AmerisourceBergen Corp.	2,720	122
Baxter International, Inc.	8,690	504
Becton, Dickinson & Co.	3,300	276
Boston Scientific Corp. *	15,090	176
C.R. Bard, Inc.	1,320	125
Cardinal Health, Inc.	5,374	310
CIGNA Corp.	4,680	251
Coventry Health Care, Inc. *	2,050	122
Covidien Ltd.	6,594	292
Express Scripts, Inc. *	3,544	259
Hospira, Inc. *	2,100	90
Humana, Inc. *	2,100	158
IMS Health, Inc.	2,600	60
Laboratory Corp. of America Holdings (c) *	1,504	114
McKesson Corp.	3,956	259
Medco Health Solutions, Inc. *	3,888	394
Medtronic, Inc.	14,709	739
Patterson Cos., Inc. *	980	33
Quest Diagnostics, Inc.	1,960	104
St. Jude Medical, Inc. *	4,204	171
Stryker Corp.	3,900	291
Tenet Healthcare Corp. *	6,500	33
UnitedHealth Group, Inc.	17,630	1,026
Varian Medical Systems, Inc. *	1,000	52
WellPoint, Inc. *	8,136	714
Zimmer Holdings, Inc. *	2,984	197

		7,267

Household & Personal Products 2.5%

Avon Products, Inc.	5,116	202
Colgate-Palmolive Co.	6,470	504
Kimberly-Clark Corp.	5,706	396
The Clorox Co.	1,900	124
The Estee Lauder Cos., Inc., Class A	1,500	65
The Procter & Gamble Co.	40,217	2,953

		4,244

Insurance 4.4%

ACE Ltd.	3,900	241
AFLAC, Inc.	6,610	414
Ambac Financial Group, Inc. (c)	1,392	36
American International Group, Inc.	33,438	1,949
Aon Corp.	4,550	217
Assurant, Inc.	1,500	100
Cincinnati Financial Corp.	2,335	92
Genworth Financial, Inc., Class A	5,000	127
Lincoln National Corp.	3,662	213
Loews Corp.	5,640	284
Marsh & McLennan Cos., Inc.	7,000	185
MBIA, Inc. (c)	1,750	33
MetLife, Inc.	9,807	604
Principal Financial Group, Inc.	3,563	245
Prudential Financial, Inc.	6,470	602
SAFECO Corp.	1,100	61
The Allstate Corp.	8,440	441
The Chubb Corp.	5,160	282
The Hartford Financial Services Group, Inc.	3,930	343
The Progressive Corp.	9,500	182
The Travelers Cos., Inc.	8,999	484
Torchmark Corp.	1,500	91
Unum Group	4,276	102
XL Capital Ltd., Class A	1,900	96

		7,424

Materials 3.3%

Air Products & Chemicals, Inc.	3,000	296
Alcoa, Inc.	11,072	405
Allegheny Technologies, Inc.	1,270	110
Ashland, Inc.	900	43
Ball Corp.	1,200	54
Bemis Co., Inc.	1,400	38
E.I. du Pont de Nemours & Co.	12,114	534
Eastman Chemical Co.	1,000	61
Ecolab, Inc.	2,104	108
Freeport-McMoRan Copper & Gold, Inc.	4,202	430
Hercules, Inc.	700	14
International Flavors & Fragrances, Inc.	1,000	48
International Paper Co. (c)	6,498	210
MeadWestvaco Corp.	2,549	80
Monsanto Co.	7,050	787
Newmont Mining Corp.	5,446	266

See financial notes 9

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Nucor Corp.	4,000	237
Pactiv Corp. *	1,800	48
PPG Industries, Inc.	2,300	162
Praxair, Inc.	4,165	370
Rohm & Haas Co.	2,105	112
Sealed Air Corp.	2,428	56
Sigma-Aldrich Corp.	1,282	70
The Dow Chemical Co.	12,305	485
Titanium Metals Corp.	1,000	26
United States Steel Corp.	1,500	181
Vulcan Materials Co.	1,100	87
Weyerhaeuser Co.	2,800	206

		5,524

Media 2.8%

CBS Corp., Class B	9,880	269
Clear Channel Communications, Inc.	5,956	206
Comcast Corp., Class A *	40,173	734
Gannett Co., Inc.	2,960	115
Meredith Corp.	300	16
News Corp., Class A	30,574	626
Omnicom Group, Inc.	4,600	219
The DIRECTV Group, Inc. *	9,900	229
The E.W. Scripps Co., Class A (c)	1,000	45
The Interpublic Group of Cos., Inc. (c) *	4,997	40
The McGraw-Hill Cos., Inc.	4,750	208
The New York Times Co., Class A (c)	1,700	30
The Walt Disney Co.	25,300	817
The Washington Post Co., Class B	30	24
Time Warner, Inc.	49,223	813
Viacom, Inc., Class B *	9,080	399

		4,790

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	19,635	1,102
Allergan, Inc.	3,760	242
Amgen, Inc. *	13,854	643
Applied Biosystems Group-Applera Corp.	2,800	95
Barr Pharmaceuticals, Inc. *	1,400	74
Biogen Idec, Inc. *	3,600	205
Bristol-Myers Squibb Co.	25,640	680
Celgene Corp. *	4,700	217
Eli Lilly & Co.	12,920	690
Forest Laboratories, Inc. *	3,720	136
Genzyme Corp. *	3,500	261
Gilead Sciences, Inc. *	11,708	539
Johnson & Johnson	37,698	2,514
King Pharmaceuticals, Inc. *	3,466	35
Merck & Co., Inc.	28,300	1,644
Millipore Corp. *	500	37
Mylan, Inc. (c)	2,691	38
PerkinElmer, Inc.	1,700	44
Pfizer, Inc.	89,769	2,040
Schering-Plough Corp.	19,190	511
Thermo Fisher Scientific, Inc. *	4,590	265
Waters Corp. *	1,400	111
Watson Pharmaceuticals, Inc. *	1,500	41
Wyeth	17,470	772

		12,936

Real Estate 0.9%

Apartment Investment & Management Co., Class A (c)	1,300	45
AvalonBay Communities, Inc.	1,000	94
Boston Properties, Inc. (c)	1,216	112
CB Richard Ellis Group, Inc., Class A (c) *	2,300	49
Developers Diversified Realty Corp.	1,600	61
Equity Residential	3,500	128
General Growth Properties, Inc.	3,000	123
Host Hotels & Resorts, Inc.	6,500	111
Kimco Realty Corp.	2,710	99
Plum Creek Timber Co., Inc.	2,060	95
ProLogis	2,600	165
Public Storage	1,500	110
Simon Property Group, Inc.	2,800	243
Vornado Realty Trust	1,600	141

		1,576

Retailing 2.7%

Abercrombie & Fitch Co., Class A	500	40
Amazon.com, Inc. *	3,900	361
AutoNation, Inc. *	1,900	30
AutoZone, Inc. *	500	60
Bed Bath & Beyond, Inc. *	3,016	89
Best Buy Co., Inc.	5,075	267
Big Lots, Inc. (c) *	1,400	22
Circuit City Stores, Inc. (c)	2,054	9
Dillard’s, Inc., Class A (c)	600	11
Expedia, Inc. *	2,600	82
Family Dollar Stores, Inc.	2,000	38
GameStop Corp., Class A *	2,000	124
Genuine Parts Co.	2,500	116
IAC/InterActiveCorp *	2,800	75
J.C. Penney Co., Inc.	2,900	128
Kohl’s Corp. *	4,410	202
Limited Brands, Inc.	3,908	74
Lowe’s Cos., Inc.	19,760	447
Macy’s, Inc.	5,922	153
Nordstrom, Inc.	2,850	105
Office Depot, Inc. *	3,500	49
OfficeMax, Inc.	900	19
RadioShack Corp.	259	4
Sears Holdings Corp. (c) *	1,175	120
Staples, Inc.	9,150	211
Target Corp.	11,170	558
The Gap, Inc.	7,076	151
The Home Depot, Inc.	22,905	617
The Sherwin-Williams Co.	1,133	66
The TJX Cos., Inc.	6,310	181
Tiffany & Co.	1,126	52

		4,461

Semiconductors & Semiconductor Equipment 2.7%

Advanced Micro Devices, Inc. *	5,530	41

10 See financial notes

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Altera Corp.	4,880	94
Analog Devices, Inc.	4,130	131
Applied Materials, Inc.	17,770	316
Broadcom Corp., Class A *	6,165	161
Intel Corp.	74,371	1,983
KLA-Tencor Corp.	2,700	130
Linear Technology Corp.	3,200	102
LSI Corp. *	5,410	29
MEMC Electronic Materials, Inc. *	2,900	257
Microchip Technology, Inc. (c)	2,500	78
Micron Technology, Inc. *	8,800	64
National Semiconductor Corp.	4,400	100
Novellus Systems, Inc. *	1,600	44
NVIDIA Corp. *	7,200	245
Teradyne, Inc. *	2,100	22
Texas Instruments, Inc.	18,340	612
Xilinx, Inc.	3,800	83

		4,492

Software & Services 6.5%

Adobe Systems, Inc. *	7,400	316
Affiliated Computer Services, Inc., Class A *	1,191	54
Akamai Technologies, Inc. (c) *	2,000	69
Autodesk, Inc. *	3,320	165
Automatic Data Processing, Inc.	7,173	319
BMC Software, Inc. *	3,200	114
CA, Inc.	6,044	151
Citrix Systems, Inc. *	2,360	90
Cognizant Technology Solutions Corp., Class A *	3,600	122
Computer Sciences Corp. (c) *	2,400	119
Compuware Corp. *	3,750	33
Convergys Corp. *	1,354	22
eBay, Inc. *	14,588	484
Electronic Arts, Inc. (c) *	4,058	237
Electronic Data Systems Corp.	7,220	150
Fidelity National Information Services, Inc.	2,000	83
Fiserv, Inc. *	2,260	125
Google, Inc., Class A *	2,977	2,059
Intuit, Inc. *	4,396	139
Microsoft Corp.	107,668	3,833
Novell, Inc. *	5,200	36
Oracle Corp. *	51,720	1,168
Paychex, Inc.	4,450	161
Symantec Corp. *	12,141	196
Total System Services, Inc.	2,600	73
Unisys Corp. *	4,700	22
VeriSign, Inc. *	2,025	76
Western Union Co.	9,959	242
Yahoo!, Inc. *	15,500	361

		11,019

Technology Hardware & Equipment 7.4%

Agilent Technologies, Inc. *	5,867	215
Apple, Inc. *	11,000	2,179
Ciena Corp. *	957	33
Cisco Systems, Inc. *	78,538	2,126
Corning, Inc.	19,950	479
Dell, Inc. *	28,872	708
EMC Corp. *	27,122	503
Hewlett-Packard Co.	33,413	1,687
International Business Machines Corp.	17,385	1,879
Jabil Circuit, Inc.	2,127	32
JDS Uniphase Corp. *	2,519	33
Juniper Networks, Inc. *	6,800	226
Lexmark International, Inc., Class A (c) *	1,300	45
Molex, Inc.	1,800	49
Motorola, Inc.	29,835	478
Network Appliance, Inc. *	4,600	115
QLogic Corp. *	1,990	28
QUALCOMM, Inc.	21,490	846
SanDisk Corp. *	2,900	96
Sun Microsystems, Inc. *	11,450	208
Tellabs, Inc. *	5,630	37
Teradata Corp. *	2,400	66
Tyco Electronics Ltd.	6,294	234
Xerox Corp.	12,190	197

		12,499

Telecommunication Services 3.6%

American Tower Corp., Class A *	5,300	226
AT&T, Inc.	78,888	3,278
CenturyTel, Inc.	1,490	62
Citizens Communications Co.	4,718	60
Embarq Corp.	1,997	99
Qwest Communications International, Inc. (c) *	21,216	149
Sprint Nextel Corp.	38,839	510
Verizon Communications, Inc.	37,604	1,643
Windstream Corp.	5,335	69

		6,096

Transportation 1.8%

Burlington Northern Santa Fe Corp.	4,230	352
C.H. Robinson Worldwide, Inc.	2,200	119
CSX Corp.	6,020	265
Expeditors International of Washington, Inc.	2,500	112
FedEx Corp.	3,920	350
Norfolk Southern Corp.	5,100	257
Ryder System, Inc.	600	28
Southwest Airlines Co.	7,886	96
Union Pacific Corp.	3,570	448
United Parcel Service, Inc., Class B	13,415	949

		2,976

Utilities 3.5%

Allegheny Energy, Inc.	2,241	143
Ameren Corp.	2,500	136
American Electric Power Co., Inc.	5,170	241
CenterPoint Energy, Inc. (c)	3,650	63
CMS Energy Corp.	2,960	51
Consolidated Edison, Inc.	3,100	151
Constellation Energy Group	2,500	256
Dominion Resources, Inc.	7,440	353
DTE Energy Co.	2,200	97

See financial notes 11

Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Duke Energy Corp.	15,563	314
Dynegy, Inc., Class A *	4,295	31
Edison International	4,200	224
Entergy Corp.	2,377	284
Exelon Corp.	8,690	709
FirstEnergy Corp.	4,288	310
FPL Group, Inc.	5,400	366
Integrys Energy Group, Inc.	247	13
Nicor, Inc. (c)	510	22
NiSource, Inc.	3,246	61
Pepco Holdings, Inc.	2,500	73
PG&E Corp.	4,800	207
Pinnacle West Capital Corp.	1,200	51
PPL Corp.	4,960	258
Progress Energy, Inc.	2,730	132
Public Service Enterprise Group, Inc.	3,300	324
Questar Corp.	2,200	119
Sempra Energy	3,141	194
Southern Co.	9,510	369
TECO Energy, Inc. (c)	2,840	49
The AES Corp. *	8,800	188
Xcel Energy, Inc.	3,809	86

		5,875

Total Common Stock (Cost $107,966)		166,531

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.2% of net assets

Commercial Paper & Other Corporate Obligations 1.1%

Wachovia, London Time Deposit
2.93%, 01/02/08	1,939	1,939

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill (b)
2.86%, 03/20/08	84	84

Total Short-Term Investments (Cost $2,023)		2,023

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 2.4% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	4,074,431	4,074

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 12/31/07, the tax basis cost of the fund’s investments was $110,733 and the unrealized appreciation and depreciation were $67,167 and ($9,346), respectively, with a net unrealized appreciation of $57,821.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at
12/31/07. All numbers x 1,000 except number of contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P Mini 500 Index, Long, expires 03/20/08	25	1,847	20

12 See financial notes

Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in unaffiliated issuers, at value including securities on loan of $3,959 (cost $109,868)		$168,221
Investments in affiliated issuer, at value (cost $121)		333

Total investments, at value (cost $109,989)		168,554
Collateral invested for securities on loan		4,074
Receivables:
Investments sold		151
Dividends		242
Fund shares sold		3
Income from securities on loan		2
Prepaid expenses	+	1

Total assets		173,027

Liabilities
Collateral invested for securities on loan		4,074
Payables:
Investments bought		98
Investment adviser and administrator fees		14
Fund shares redeemed		82
Due to brokers for futures		8
Payable to custodian		2
Accrued expenses	+	41

Total liabilities		4,319

Net Assets
Total assets		173,027
Total liabilities	−	4,319

Net assets		$168,708
Net Assets by Source
Capital received from investors		121,195
Net investment income not yet distributed		2,974
Net realized capital losses		(14,046)
Net unrealized capital gains		58,585

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$168,708		7,893		$21.37

See financial notes 13

Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2007 through December 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from unaffiliated issuers		$3,308
Dividends received from affiliated issuer		17
Interest		90
Securities on loan	+	13

Total Investment Income		3,428

Net Realized Gains and Losses
Net realized gains on unaffiliated investments		1,890
Net realized gains on sales of affiliated issuer		5
Net realized losses on futures contracts	+	(8)

Net realized gains		1,887

Net Unrealized Gains and Losses
Net unrealized gains on unaffiliated investments		3,968
Net unrealized gains on affiliated issuer		77
Net unrealized gains on futures contracts	+	18

Net unrealized gains		4,063

Expenses
Investment adviser and administrator fees		257
Portfolio accounting fees		48
Shareholder reports		43
Professional fees		34
Trustees’ fees		30
Custodian fees		8
Interest expense		2
Other expenses	+	14

Total expenses		436

Increase (Decrease) in Net Assets from Operations
Total investment income		3,428
Net expenses	−	436

Net investment income		2,992
Net realized gains		1,887
Net unrealized gains	+	4,063

Increase in net assets from operations		$8,942

14 See financial notes

Schwab S&P 500 Index Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		1/1/07-12/31/07	1/1/06-12/31/06
Net investment income		$2,992	$2,612
Net realized gains (losses)		1,887	(1,348)
Net unrealized gains	+	4,063	21,518

Increase in net assets from operations		8,942	22,782

Distributions Paid
Distributions from net investment income		$2,586	$2,495

Transactions in Fund Shares

		1/1/07-12/31/07		1/1/06-12/31/06
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,237	$26,778	994	$19,207
Shares reinvested		120	2,586	120	2,495
Shares redeemed	+	(1,552)	(33,604)	(1,727)	(32,783)

Net transactions in fund shares		(195)	($4,240)	(613)	($11,081)

Shares Outstanding and Net Assets
		1/1/07-12/31/07		1/1/06-12/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,088	$166,592	8,701	$157,386
Total increase or decrease	+	(195)	2,116	(613)	9,206

End of period		7,893	$168,708	8,088	$166,592

Net investment income not yet distributed			$2,974		$2,591

See financial notes 15

Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which a fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying

16

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions that pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Not withstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

 17

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of December 31, 2007, management has reviewed the tax positions for open tax years (December 31, 2004 through December 31, 2007), and determined that no provision for income tax is required in the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the fund’s financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.15%
$500 million to $5 billion	0.09%
$5 billion to $10 billion	0.08%
Over $10 billion	0.07%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

Schwab does not charge the fund for transfer agent and shareholder services fees.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2008.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2007, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the

18

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000.)

oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4.	Borrowing from Banks:
(All dollar amounts are x 1,000.)

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and an uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000.)

For the period ended December 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$3,881	$4,870

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2007, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2,962
Undistributed long-term capital gains	—
Unrealized appreciation	67,167
Unrealized depreciation	(9,346)

Net unrealized appreciation/(depreciation)	57,821

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

 19

Schwab S&P 500 Index Portfolio

Financial Notes (continued)

6.	Federal Income Taxes (continued):
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2007, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expire

2009	$821
2010	7,810
2011	38
2012	359
2013	2,129
2014	2,112

Total	$13,269

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2007, the fund had no deferred realized net capital losses, and capital losses utilized to offset capital gains were $433.

The tax-basis components of distributions paid during the current period and prior fiscal year were:

	Current period distributions	Prior period distributions

Ordinary income	$2,586	$2,495
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2007, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	(23)
Net realized capital gains and losses	23

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2008

 21

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, 89.52% percentage of the fund’s dividend distributions paid during the period ended December 31, 2007, qualify for the corporate dividends received deduction.

22

Trustees and Officers

The tables below give information as of December 31, 2007, about the trustees and officers for Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of December 31, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	61	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5–Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	61	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

 23

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None.

Walt Bettinger[2] 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	72	None.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Annuity Portfolios since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel 1970 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
          Audit Fees
          2007: $78,260                    2006: $71,980
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
          Audit-Related Fees
          For services rendered to Registrant:
          2007: $4,782                    2006: $4,643
          Nature of these services: tax provision review.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
          Tax Fees
          For services rendered to Registrant:
          2007: $6,654                    2006: $6,460
          Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
          All Other Fees
          For services rendered to Registrant:
          2007: $1,316                    2006: $1,316

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2007: $59,228                    2006: $96,479
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
     2007: $2,541,476                    2006: $4,236,813
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	February 12, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	February 12, 2008

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	February 12, 2008